Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers Select Utility Fund, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21485

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Cohen & Steers Select Utility Fund, Inc. (the “Company”) to be redeemed:

Auction Market Preferred Shares, Series M7 (CUSIP: 19248A208) (Series M7 Shares”).

Auction Market Preferred Shares, Series T7 (CUSIP: 19248A307) (“Series T7 Shares”).

Auction Market Preferred Shares, Series W7 (CUSIP: 19248A406) (“Series W7 Shares”).

Auction Market Preferred Shares, Series TH7 (CUSIP: 19248A877) (“Series TH7 Shares”).

Auction Market Preferred Shares, Series F7 (CUSIP: 19248A604) (“Series F7 Shares”).

Auction Market Preferred Shares, Series T28 (CUSIP: 19248A703) (“Series T28 Shares”).

Auction Market Preferred Shares, Series TH28 (CUSIP: 19248A505) (“Series TH28 Shares”).

Auction Market Preferred Shares, Series T7-2 (CUSIP: 19248A802) (“Series T7-2 Shares”).

(collectively, the “Preferred Shares”)

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M7	July 21, 2009
T7	July 22, 2009
W7	July 23, 2009
TH7	July 24, 2009
F7	July 20, 2009
T28	July 22, 2009
TH28	July 24, 2009
T7-2	July 22, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

Series M7, T7, W7, F7 and TH28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of May 17, 2004.

Series TH7 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of December 15, 2005.

Series T28 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of November 10, 2004.

Series T7-2 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of February 12, 2007.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem in full each Series, representing the number and amount of outstanding Preferred Shares set forth below:

Series	Shares	Amount
M7	1,497	$37,425,000
T7	1,497	$37,425,000
W7	1,497	$37,425,000
TH7	1,319	$32,975,000
F7	1,497	$37,425,000
T28	1,179	$29,475,000
TH28	1,497	$37,425,000
T7-2	1,497	$37,425,000

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 30 th day of June, 2009.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President